FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financing Income Expenses Net [Abstract]
Schedule of Financial Income and Expenses
	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Financial income:
Non-cash financial income	-	1,171	303

Financial expense:
Interest on leases (Note 24)	(592)	(624)	(647)
Loss on disposal of exchangeable notes (Note 23)	-	-	(9,678)
Penalty for early partial settlement of senior secured term loan (Note 23,28)	-	(905)	(3,450)
Cash interest payable on senior secured term loan	(6,293)	(7,289)	(7,039)
Cash interest payable on convertible note	(300)	(300)	(199)
Cash interest on exchangeable notes	(8)	(8)	(296)
Cash interest payable on PPP loans (Note 4)	(338)	-	-
Non-cash interest on exchangeable notes	-	-	(84)
Non-cash interest on senior secured term loan (Note 23)	(2,355)	(1,131)	(2,772)
Non-cash interest on convertible note	(859)	(796)	(495)
Non-cash financial expense	(1,172)	-	(74)
Unwinding of discount on deferred contingent consideration	(53)	-	-
Capitalisation of borrowing costs	2,085	-	-
Non-cash loan modification gain (Note 23,28)	3,567	-	-
Capitalisation of unpaid interest on term loan	(3,247)	-	-

	(9,565)	(11,053)	(24,734)

Net financing expense	(9,565)	(9,882)	(24,431)